Convertible Promissory Notes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Gross proceeds		$ 195	$ 0	$ 211,608
Conversion of convertible promissory notes to preferred stock		195	$ 0	211,608
Note Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Short-term Debt [Line Items]
Debt discount		199,000
Note Purchase Agreement [Member] | Convertible Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Proceeds from Debt, Net of Issuance Costs	$ 1,000
Note Purchase Agreement [Member] | Amortization Of The Debt Discount [Member]
Short-term Debt [Line Items]
Interest Expense, Debt				$ 100
Convertible Promissory Notes [Member] | Series E Convertible Preferred Stock [Member]
Short-term Debt [Line Items]
Gross proceeds		211,600
Conversion of convertible promissory notes to preferred stock		$ 211,600
Convertible Promissory Notes [Member] | Note Purchase Agreement [Member]
Short-term Debt [Line Items]
Cash proceeds	$ 199,000
Debt Instrument, Interest Rate During Period		3.00%
Debt Instrument, Maturity Date		Jun. 21, 2021
Gross proceeds		$ 50,000
Discount rate		5.00%
Conversion of convertible promissory notes to preferred stock		$ 50,000
Reduction to additional paid-in capital		211,600
Other (expense) income		$ 100
Convertible Promissory Notes [Member] | Note Purchase Agreement [Member] | Series E Convertible Preferred Stock [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Shares		1,408,934